MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Schedule Of Marketable Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Marketable Securities		$ 142,007	$ 120,144
Government bonds [Member]
Marketable Securities	[1]	124,821	104,349
Corporate Debt Securities [Member]
Marketable Securities		15,118	14,023
Certificates of Deposit [Member]
Marketable Securities		$ 2,068	$ 1,772

[1]	As of December 31, 2020 and 2019, consists of $2,555 and $2,104 non-U.S. government bonds, respectively.